SUBSIDIARIES - Schedule Of Non-Controlling Interests In Subsidiaries With Significant Non-Controlling Interests (Details) number in Millions	Dec. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	110000.00%	110000.00%	350000.00%